Fees Summary	Feb. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 11,602,897.71
Previously Paid Amount
Total Fee Amount	1,602.36
Total Offset Amount
Net Fee	$ 1,602.36